Consolidated Balance Sheets (Parentheticals) - USD ($) shares in Millions, $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Cash Committed for Construction Projects, Variable Interest Entities	$ 32.0	$ 143.6
Solar Energy Systems Property Plant And Equipment Consolidated Variable Interest Entities	2,311.5	157.5
Current Portion of Long term debt and Capital Lease Obligations, Variable Interest Entities	423.1	5.8
Long term debt and Capital Lease Obligations, Variable Interest Entities	1,169.0	234.6
Allowance for doubtful accounts	5.9	4.9
Accumulated Depreciation of Non-Solar Energy Systems	1,253.6	1,228.6
Accumulated Depreciation, Solar Energy Systems	$ 209.9	$ 119.7
Preferred stock shares authorized	50.0	50.0
Preferred stock shares outstanding	0.0	0.0
Common stock shares authorized	700.0	300.0
Common stock shares issued	272.5	266.9
Common stock shares held in treasury	0.4	0.0
Preferred stock par value	$ 0.01	$ 0.01
Common stock par value	$ 0.01	$ 0.01